Note 9 - Stockholders' Equity and Common Stock Warrants (10-Q)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Equity [Text Block]

9. Stockholders' Equity and Common Stock Warrants

In July 2023, EIP sold 63,422 shares of common stock at $12.78 per share (as adjusted for the Exchange Ratio) for net proceeds of approximately $0.8 million.

Warrants

As of March 31, 2024, the Company had the following warrants outstanding to acquire shares of its common stock:

	Outstanding	Range of exercise price per share	Expiration dates
Historical Diffusion common stock warrants	58,844	$26.27 - $459.06	May 2024 through February 2026
Historical EIP common stock warrants	43,618	$19.81	4/1/2028
	102,462

On February 26, 2024, following the effectiveness of an amendment eliminating certain beneficial ownership limitations set forth therein, the Company’s previously outstanding 495,995 pre-funded warrants, which were issued in connection with the closing of the Merger, were exercised in full by the holder thereof pursuant to a cashless exercise provision of the pre-funded warrants. Upon exercise, 36 shares of common stock were withheld in lieu of a cash payment of the exercise price and the holder was issued 495,959 shares of common stock.

The Company is party to the 2022 Sales Agreement with BTIG. The 2022 Sales Agreement is an "at-the-market" sales agreement pursuant to which the Company may, from time to time and through BTIG as the Company’s agent, sell up to an aggregate of $20.0 million in shares of common stock by any permissible method deemed an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act. As of the date of this Quarterly Report, however, the Company has not sold any shares pursuant to the 2022 Sales Agreement.

11. Stockholders’ Equity (Deficit) and Common Stock Warrants

On August 16, 2023 in connection with the closing of the Merger, the following is reflected on the consolidated financial statements of convertible preferred stock and stockholders’ equity (deficit) for the year ended December 31, 2023: (i) the issuance of 795,905 shares of common stock and 101,367 pre-funded warrants upon the settlement of the Convertible Notes, (ii) the conversion of 3,331,201 shares of convertible preferred stock into 2,936,566 shares of common stock and 394,628 prefunded warrants, and (iii) the issuance of 1,360,244 shares of common stock to Diffusion stockholders as consideration for the Merger.

In July 2023, EIP sold 63,422 shares of common stock at $12.78 per share (as adjusted for the Exchange Ratio) for net proceeds of approximately $0.8 million.

Warrants

As of December 31, 2023, the Company had the following warrants outstanding to acquire shares of its common stock:

	Warrants	Exercise
	Outstanding	Price			Expiration Date
Historical Diffusion common stock warrants	58,844	$26.27	-	$459.06	May 2024 through February 2026
Historical EIP common stock warrants	43,618	$19.81			April 2028
Pre-funded warrants issued related to closing of reverse recapitalization	495,995	$0.001			None
	598,457

Upon completion of the Merger, the Convertible Notes and outstanding shares of EIP preferred stock converted into shares of EIP Common Stock which were subsequently converted into the right to exchange such shares for shares of the Company’s common stock or, in certain cases, pre-funded warrants to purchase the Company’s common stock. All of the warrants are equity-classified because they are indexed to the Company’s own shares and meet the criteria to be classified as an equity instrument.

The Company is party to the 2022 Sales Agreement with BTIG. The 2022 Sales Agreement is an "at-the-market" sales agreement pursuant to which the Company may, from time to time and through BTIG as the Company’s agent, sell up to an aggregate of $20.0 million in shares of common stock by any permissible method deemed an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act. As of the date of this Annual Report, however, the Company has not sold any shares pursuant to the 2022 Sales Agreement.